May 1, 2009

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:   Nationwide VA Separate Account – C of
  Nationwide Life and Annuity Insurance Company
  SEC File No.  033-66496
  CIK No. 0000909833

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VA Separate Account - C (the “Variable Account”) and Nationwide Life and Annuity Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 20 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2009.

Please contact the undersigned at (614) 249-5276 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ RONDA L. EVANS
Ronda L. Evans
Assistant General Counsel